Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued Expenses [Line Items]
Accrued bonuses	$ 776	$ 3,668	$ 1,387
Other employee-related liabilities	1,573	2,131	1,418
Accrued interest	360	1,313	0
Lease liability		0	183
Other accrued expenses	1,189	1,213	577
Accrued expenses and other current liabilities	$ 3,898	$ 8,325	$ 3,565
CEO
Accrued Expenses [Line Items]
Bonus, percentage of base salary	50.00%	50.00%
Other named executive officers
Accrued Expenses [Line Items]
Bonus, percentage of base salary	40.00%	40.00%